EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 636,800	$ 596,700
Salaries, short-term incentives and other benefits	14,553	14,701
Post-employment benefits	1,579	1,984
Share-based payments	24,130	20,440
Total	$ 40,262	$ 37,125